INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Summary of intangible assets

	2023	2022
Definite Lived Intangible Assets
Customer Relationships	$587,000	$2,600,000
Intellectual Property	4,777,000	8,290,000

Total Definite Lived Intangible Assets	5,364,000	10,890,000
Less Accumulated Amortization	(2,321,020)	(1,186,665)
Definite Lived Intangible Assets, Net	3,042,980	9,703,335
Indefinite Lived Intangible Assets
Cannabis Licenses	18,170,000	26,218,500
Total Indefinite Lived Intangible Assets	18,170,000	26,218,500
Total Intangible Assets, Net	$21,212,980	$35,921,835

Summary of expected future amortization expense of intangible assets

December 31:
2024	$746,466
2025	718,616
2026	598,616
2027	465,283
2028	118,616
Thereafter	395,383
Total Future Amortization Expense	$3,042,980